Note 12 - Unsecured Convertible Debentures (Details Textual) - Unsecured convertible debentures [member] $ / shares in Units, $ in Thousands	Feb. 21, 2017 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Notional amount | $	$ 2,000
Maximum number of common shares issuable from contingent warrants | shares	1,052,630
Borrowings, convertible, conversion price	$ 1.90
Warrants exercisable price per share after borrowings conversion	$ 1.90
Borrowings, discount of borrowing principal amount	3.50%
Proceeds from borrowings, classified as financing activities | $	$ 1,930
Borrowings, accelerated conversion feature, minimum time after issuance date	120 days
Borrowings, accelerated conversion feature, weighted average share price minimum	$ 2.65
Borrowings, convertible, threshold consecutive trading days	20 days
Borrowings, interest rate	8.00%
Borrowings, convertible, equity issued, floor price	$ 0.10
Discount rate applied to cash flow projections	20.00%